Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2019
Registrant Name	GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000831363
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Mar. 31, 2020
Class A Prospectus | General Money Market Fund, Inc | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX